Note 22 - Quarterly Financial Data (Unaudited) - Summary of Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income	$ 9,156	$ 8,758	$ 8,710	$ 7,741	$ 7,900	$ 6,484	$ 5,920	$ 5,468
Net interest income	7,279	7,072	7,326	6,530	6,817	5,708	5,270	4,859	$ 28,207	$ 22,654	$ 19,396
Net income	$ 2,435	$ 1,786	$ 2,200	$ 1,799	$ 865	$ 402	$ 1,185	$ 1,394	$ 8,220	$ 3,846	$ 5,521
NET INCOME PER SHARE BASIC (in dollars per share)	$ 0.74	$ 0.55	$ 0.67	$ 0.55	$ 0.27	$ 0.12	$ 0.36	$ 0.43	$ 2.51	$ 1.18	$ 1.68
NET INCOME PER SHARE DILUTED (in dollars per share)	$ 0.74	$ 0.55	$ 0.67	$ 0.55	$ 0.27	$ 0.12	$ 0.36	$ 0.43	$ 2.51	$ 1.18	$ 1.68